Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (917,190)	$ (656,329)	$ (3,978,592)	$ (2,157,759)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	26,652	10,796	63,143	88,901
Stock-based compensation	34,410	0	240,950	7,700
Provision for losses on accounts receivable			10,000	0
Loss on disposal of equipment			0	359
Change in fair value of derivatives	(90,987)	0	(332,484)	0
Cash provided by (used for):
Accounts receivable, net	154,303	(2,315)	(309,461)	(84,083)
Prepaid expenses and other current assets	118,874	(12,365)	(140,960)	(39,629)
Accounts payable	66,275	(29,895)	393,394	292,884
Accrued payroll	91,665	41,259	143,424	26,138
Unearned revenue	(46,037)	(17,445)	(6,725)	(23,152)
Deferred rent	(6,855)	0	1,610	(37,627)
Net cash used for operating activities	(568,890)	(666,294)	(3,915,701)	(1,926,268)
Purchase of property and equipment			(3,051)	(11,804)
Purchase of intangible asset			(31,955)	0
Security deposits			(12,698)	7,250
Net cash used for investing activities			(47,704)	(4,554)
Cash flows from financing activities:
Proceeds from issuance of series A2 preferred stock			0	2,659,554
Proceeds from issuance of convertible notes payable			0	600,000
Proceeds from issuance of promissory note	474,700	0	500,000	0
Proceeds from issuance of common and preferred stock and warrants, net			2,543,407	0
Proceeds from exercise of stock options	1,099	0	1,766	918
Payments on notes payable	(8,518)	(87,557)	(359,596)	(341,991)
Net cash provided by financing activities	467,281	(87,557)	2,685,577	2,918,481
Net (decrease) increase in cash and cash equivalents	(101,609)	(753,851)	(1,277,828)	987,659
Cash and cash equivalents, beginning of year	225,277	1,503,105	1,503,105	515,446
Cash and cash equivalents, end of period	123,668	749,254	225,277	1,503,105
Supplemental cash flow information:
Cash paid during year for interest	2,481	7,529	22,894	42,179
Non-cash financing and investing activities:
Acquisition of assets through capital lease			50,379	37,461
Series A2 Preferred Stock issued for conversion of notes payable plus accrued interest			0	1,444,800
Promissory note exchanged in financing arrangement			500,000	0
Fair value of warrants issued			1,084,970	0
Liabilities assumed in customer list acquisition			91,810	0
Fair value of compound embedded derivative in promissory note	$ 12,151	$ 0